INTEREST-BEARING LOANS AND BORROWING (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 2,219.6	R$ 2,176.3
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	1,167.3
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	865.7
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	599.3
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	356.9
Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	397.7
Maturity Total [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	3,386.9
Secured Bank Loan [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	99.7
Secured Bank Loan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	18.8
Secured Bank Loan [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	17.6
Secured Bank Loan [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	19.2
Secured Bank Loan [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	44.1
Secured Bank Loan [Member] | Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent
Other Secured Loan [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	311.5
Other Secured Loan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	135.5
Other Secured Loan [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	104.8
Other Secured Loan [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	54.5
Other Secured Loan [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	5.6
Other Secured Loan [Member] | Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	11.1
Lease Liability [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	2,975.7
Lease Liability [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	1,013.0
Lease Liability [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	743.3
Lease Liability [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	525.6
Lease Liability [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	307.2
Lease Liability [Member] | Later Than Three Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 386.6